CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Income Statement [Abstract]
NET LOSS	$ 1,801
Other comprehensive loss, net of tax:
Currency translation adjustments	(33)
TOTAL COMPREHENSIVE LOSS	$ 1,768